Note 9 - Commitments and Contingencies - Minimum Rental Commitments Under Noncancellable Operating Leases (Details) $ in Thousands	Dec. 31, 2016 USD ($)
2017	$ 1,164
2018	1,224
2019	1,216
2020	1,172
2021	508
Total	$ 5,284